Management of Financial Risks - Additional Information (Detail) € in Thousands, $ in Millions							1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 15, 2019 EUR (€)	Oct. 15, 2019 USD ($)	Oct. 11, 2019 EUR (€)	Oct. 11, 2019 USD ($)	Apr. 08, 2019 EUR (€)	Apr. 08, 2019 USD ($)	Feb. 29, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	[1]
Disclosure Of Financial Risk Management [line items]
Cash and cash equivalents									€ 172,027	€ 122,770	[1]	€ 137,880	[1]	€ 256,473
Net cash used in operating activities									(128,519)	€ (136,620)	[1]	(114,314)	[1]
Percentage of purchases and other external expenses made in U.S. dollars										34.00%
Net (loss)									€ (153,587)	€ (166,076)	[1]	€ (147,693)	[1]
Proceeds from offering of shares	€ 130,700	$ 143.0	€ 130,700	$ 143.0	€ 72,100	$ 81.0
Ordinary shares [member]
Disclosure Of Financial Risk Management [line items]
Proceeds from offering of shares							€ 136,400	€ 136,400
Top of range [member]
Disclosure Of Financial Risk Management [line items]
Percentage of purchases and other external expenses made in U.S. dollars									25.00%			12.00%

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.